12. CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of June 30, 2015 consists of the following:

				Balance
		Accrued	Debt	As of
	Principal	Interest	Discount	June 30, 2015
6% Senior secured convertible notes (2012)	$413,680	$115,009	$-	$528,689
6% Secured convertible note (2014)	350,000	20,055	(172,616)	197,439
7% Convertible note ($850,000)	250,000	73,726	(31,251)	292,475
7% Convertible note ($1,000,000)	250,000	104,222	(34,101)	320,121
	$1,263,680	$313,012	$(237,968)	$1,338,724

On April 10, 2014, as a result of the SEC suspension in the trading of our securities, the Company went into default on its 6% Senior Secured Convertible Notes Payable and 7% Convertible Notes Payable. As a result, the Company accrued interest on these notes at the default rate of 12% and 24% per annum, respectively. Furthermore, as a result of being in default on these notes, the Holders could, at their sole discretion, call these notes. Although no such action has been taken by the Holders, the Company classified these notes as a current liability rather than long-term debt as of June 30, 2014.

During July 2014, the Company reached settlement agreements with the holders of the 7% Convertible Notes Payable and the Company is not in default under any of our convertible notes payable. The Company is accruing interest at the interest rate in the settlement agreements or convertible notes.

6% Senior Secured Convertible Notes Payable (2012)

On September 28, 2012, the Company entered into an Amendment and Exchange Agreement (“Exchange Agreement”) with investors, including Sterling Scott, out then CEO. The Exchange Agreement provided for the issuance of new 6% Senior Secured Convertible Notes that replaced the 6% Senior Secured Convertible Notes that were previously issued during 2012. The 6% Notes accrued interest at the rate of 6% per annum and had a maturity date of April 15, 2015. No cash payments were required; however, accrued interest is due at maturity. In the event of a default the investors may declare the entire principal and accrued interest to be due and payable. Default interest accrued at the rate of 12% per annum. The 6% Notes were secured by substantially all of the assets of the Company and are convertible into common stock at the rate of $0.007 per share. The Company determined that the conversion feature was a beneficial conversion feature.

As of September 10, 2014, the outstanding principal balance on Mr. Scott’s 6% convertible note was $413,680 and accrued interest were sold to two parties not related to us. On April 27, 2015, the Company entered into Amendment One of the Amended and Restated 6% Senior Secured Convertible Note, which increased the interest rate to 12% effective April 8, 2014 and extended the maturity to September 15, 2015.

On July 9, 2015, the two investors each entered into Amendment Two of the Amended and Restated 6% Senior Secured Convertible Note which provide for an increase in the interest rate from 6% to 10% and the default interest rate from 12% to 20% on the 6% Senior Secured Convertible Notes for so long as the Company remains in technical default on said notes due to its delisting from its Primary Trading Market April 2014.  The Company further agreed that said 20% default interest will be applied to the date of default on April 10, 2014 and continuing through the present.

During the year ended December 31, 2014, the Company recorded interest expense of $66,568 and $81,609 of non-cash interest expense related to the amortization of the debt discount associated with these 6% convertible notes, respectively. As of December 31, 2014, the outstanding principal on these 6% convertible notes was $413,680, accrued interest was $71,669, and unamortized debt discount was $20,486, which results in a net amount of $464,683. The Company accrued interest on these notes at the default rate of 12% from April 10, 2014 to July 10, 2014.

During the six months ended June 30, 2015, the Company recorded interest expense of $43,340 and $20,487 of non-cash interest expense related to the amortization of the debt discount associated with these 6% convertible notes, respectively. As of June 30, 2015, the outstanding principal on these 6% convertible notes was $413,680, accrued interest was $115,089, and unamortized debt discount was $0, which results in a net amount of $528,689.

6% Secured Convertible Note and Secured Credit Facility (2014)

The Company entered into a Secured Convertible Note and Secured Credit Facility dated June 25, 2014 with Logic Works whereby Logic Works agreed to provide up to $500,000 in funding. Each funding requires approval in advance by Logic Works, provides for interest at 6% with a default interest of 24% per annum and requires repayment by June 26, 2016. The Note is convertible into common stock of the Company at the lesser of $0.0070 or (B) twenty percent (20%) of the average of the three (3) lowest daily VWAPs occurring during the twenty (20) consecutive Trading Days immediately preceding the applicable conversion date on which Logic Works elects to convert all or part of this 6% Convertible Note, subject to adjustment as provided in the Note. The 6% Convertible Note is collateralized by the assets of the Company. The Company also has agreed to file a registration statement on Form S-1 within 10 days of the filing of the Company’s Form 10-Q for the three months ended June 30, 2014 and have the registration statement declared effective within ninety days of the filing of the Company’s Form 10-Q for the three months ended June 30, 2014. Due to the Company’s grey sheet trading status and other issues, the Company has not filed the registration statement.

On July 10, 2014, the Company closed a Waiver and Modification Agreement, Amended and Restated Joint Venture Agreement, Secured Credit Facility and Secured Convertible Note with CANX, and Logic Works LLC, a lender and shareholder of the Company. As of December 31, 2014, the Company has borrowed $350,000 under the Secured Convertible Note and Secured Credit Facility, accrued interest was $9,641 and the unamortized debt discount was $261,308, which results in a net amount of $98,333.

During the six months ended June 30, 2015, the Company recorded interest expense of $10,414 and $88,692 of non-cash interest expense related to the amortization of the debt discount associated with these 6% convertible notes, respectively. As of June 30, 2015, the Company has borrowed $350,000 under the Secured Convertible Note and Secured Credit Facility, accrued interest was $20,055 and the unamortized debt discount was $172,616, which results in a net amount of $197,439.

7% Convertible Notes Payable

On October 11, 2013, the Company issued 7% Convertible Notes in the aggregate amount of $850,000 to investors, including Forglen LLC. The principal balance due to Forglen as of December 31, 2014 and June 30, 2015 is $250,000 is due September 30, 2015.  The current annual rate of interest is 24% per annum. The conversion price is $0.007 per share. The Company determined that the conversion feature was a beneficial conversion feature.

On July 14, 2014, the Board of Directors approved a Settlement Agreement and Waiver of Default dated June 19, 2014 with Forglen related to the 7% Convertible Note. The Company cancelled the April 9, 2014 conversion as a result of the SEC suspension in the trading of the Company’s securities and Forglen has $250,000 of principal and interest outstanding on his note payable.

On December 20, 2013, the Company issued 7% Convertible Notes for $1,000,000, including $500,000 from Logic Works LLC. The principal balance due to Logic Works as of December 31, 2014 and June 30, 2015 is $250,000 is due September 30, 2015.  The current annual rate of interest is 24% per annum. The conversion price is $0.007 per share. The Company determined that the conversion feature was a beneficial conversion feature.

During the year ended December 31, 2014, the Company recorded interest expense of $136,980 and $1,502,260 of non-cash interest expense related to the amortization of the debt discount associated with these 7% convertible notes, respectively. As of December 31, 2014, the outstanding principal on these 7% convertible notes was $500,000, accrued interest was $118,441, and unamortized debt discount was $196,032, which results in a net amount of $422,409.

During the six months ended June 30, 2015, the Company recorded interest expense of $59,507 and $130,680 of non-cash interest expense related to the amortization of the debt discount associated with these 7% convertible notes, respectively. As of June 30, 2015, the outstanding principal on these 7% convertible notes was $500,000, accrued interest was $177,948, and unamortized debt discount was $65,352, which results in a net amount of $612,596.

Convertible notes payable as of December 31, 2014 consists of the following:

	Principal	Accrued Interest	Debt Discount	Balance As of December 31, 2014
6% Senior secured convertible notes (2012)	$413,680	$71,669	$(20,486)	$464,863
6% Secured convertible note (2014)	350,000	9,641	(261,308)	98,333
7% Convertible note ($850,000)	250,000	43,973	(93,753)	200,220
7% Convertible note ($1,000,000)	250,000	74,468	(102,279)	222,189
	$1,263,680	$199,751	$(477,826)	$985,605

On April 10, 2014, as a result of the SEC suspension in the trading of our securities, the Company went into default on its 6% Senior Secured Convertible Notes Payable and 7% Convertible Notes Payable. As a result, the Company accrued interest on these notes at the default rate of 12% and 24% per annum, respectively. Furthermore, as a result of being in default on these notes, the Holders could, at their sole discretion, call these notes. Although no such action has been taken by the Holders, the Company classified these notes as a current liability rather than long-term debt as of March 31, 2014.

During July 2014, the Company reached settlement agreements with the holders of the 7% Convertible Notes Payable and the Company is not in default under any of our convertible notes payable. The Company is accruing interest at the interest rate in the settlement agreements or convertible notes.

6% Senior Secured Convertible Notes Payable (2012)

On September 28, 2012, the Company entered into an Amendment and Exchange Agreement (“Exchange Agreement”) with W-Net, Europa International, Inc., Sterling Scott, Robert Shapiro, Lauri Bilawa, Carla Badaracco and Forglen, LLC. The Exchange Agreement provided for the issuance of new 6% Senior Secured Convertible Notes that replaced the 6% Senior Secured Convertible Notes that were previously issued during 2012. The 6% Notes accrued interest at the rate of 6% per annum and had a maturity date of April 15, 2015. No cash payments were required; however, accrued interest is due at maturity. In the event of a default the Investors may declare the entire principal and accrued interest to be due and payable. Default interest will accrue at the rate of 12% per annum. The 6% Notes were secured by substantially all of the assets of the Company and are convertible into common stock at the rate of $0.007 per share. The Company determined that the conversion feature was a beneficial conversion feature and determined its value to be $102,096 as of December 31, 2013, which the Company recorded as a debt discount to the 6% Notes. As of December 31, 2013 the Company owed principal of $468,680 and accrued interest of $46,196 on these 6% Notes.

On January 3, 2014, Carla Badaracco converted $30,000 of principal and $2,901 of accrued and unpaid interest into 4,700,196 shares of the Company’s common stock at a per share conversion price of $0.007. Upon conversion of the $30,000 of principal, the Company recorded $6,535 of non-cash interest expense to fully amortize the remaining debt discount associated with the $30,000 of principal that was converted on January 3, 2014.

On July 3, 2014, Robert Shapero, a Holder of the Company’s 6% Convertible Notes Payable, converted $25,000 of principal and $4,136 of accrued interest into 4,162,623 shares of the Company’s common stock at a per share conversion price of $0.007.

As of September 10, 2014, the outstanding principal balance on Mr. Scott’s 6% convertible note of $413,680 and accrued interest were sold to two parties not related to us. On April 27, 2015, the Company entered into Amendment One of the Amended and Restated 6% Senior Secured Convertible Note, which increased the interest rate to 12% effective April 8, 2014 and extended the maturity to September 15, 2015.

On July 9, 2015, the two investors each entered into Amendment Two of the Amended and Restated 6% Senior Secured Convertible Note which provide for an increase in the interest rate from 6% to 10% and the default interest rate from 12% to 20% on the 6% Senior Secured Convertible Notes for so long as the Company remains in technical default on said notes due to its delisting from its Primary Trading Market April 2014.  The Company further agreed that said 20% default interest will be applied to the date of default on April 10, 2014 and continuing through the present.

During the year ended December 31, 2014, the Company recorded interest expense of $32,498 and $81,610 of non-cash interest expense related to the amortization of the debt discount associated with these 6% convertible notes, respectively. As of December 31, 2014, the outstanding principal on these 6% convertible notes was $413,680, accrued interest was $71,669, and unamortized debt discount was $20,486, which results in a net amount of $464,683. The Company accrued interest on these notes at the default rate of 12% from April 10, 2014 to July 10, 2014.

6% Secured Convertible Note and Secured Credit Facility (2014)

The Company entered into a Secured Convertible Note and Secured Credit Facility dated June 25, 2014 with Logic Works whereby Logic Works agreed to provide up to $500,000 in funding. Each funding requires approval in advance by Logic Works, provides for interest at 6% with a default interest of 24% per annum and requires repayment by June 26, 2016. The Note is convertible into common stock of the Company at the lesser of $0.0070 or (B) twenty percent (20%) of the average of the three (3) lowest daily VWAPs occurring during the twenty (20) consecutive Trading Days immediately preceding the applicable conversion date on which Logic Works elects to convert all or part of this 6% Convertible Note, subject to adjustment as provided in the Note. The 6% Convertible Note is collateralized by the assets of the Company. The Company also has agreed to file a registration statement on Form S-1 within 10 days of the filing of the Company’s Form 10-Q for the three months ended June 30, 2014 and have the registration statement declared effective within ninety days of the filing of the Company’s Form 10-Q for the three months ended June 30, 2014. Due to the Company’s grey sheet trading status and other issues, the Company has not filed the registration statement.

On July 10, 2014, the Company closed a Waiver and Modification Agreement, Amended and Restated Joint Venture Agreement, Secured Credit Facility and Secured Convertible Note with CANX, and Logic Works LLC, a lender and shareholder of the Company.

During the year ended December 31, 2014, the Company recorded interest expense of $9,641 and $88,692 of non-cash interest expense related to the amortization of the debt discount associated with these 6% convertible notes, respectively. As of December 31, 2014, the Company has borrowed $350,000 under the Secured Convertible Note and Secured Credit Facility, accrued interest was $9,641 and the unamortized debt discount was $261,308, which results in a net amount of $98,333.

7% Convertible Note Payable

On October 11, 2013, the Company issued 7% Convertible Notes in the aggregate amount of $850,000 to Europa International, Inc., Myli Burger, Adam Liebross and Forglen LLC. The original principal balance is due September 30, 2015 and the annual rate of interest is 7%, which increases to 24% per annum, or the maximum rate permitted under any applicable law, in the event of default.  Subject to certain limitations, the Holders can, at its sole discretion, convert the outstanding and unpaid principal and interest into shares of the Company’s common stock. The conversion price for the period of time from the date of this 7% Note through and including September 30, 2014 is the lesser of (a) $0.025 per share and (b) seventy percent (70%) of the average of the three (3) lowest daily volume weighted average closing prices occurring during the twenty (20) consecutive trading days immediately preceding the applicable conversion date on which the Holder elects to convert all or part of this 7% Note, subject to adjustment as provided in this 7% Note. The conversion price is $0.025 per share for the period of October 1, 2014 through the maturity date of September 30, 2015, subject to adjustment as provided in this 7% Note. At any time after the 12-month period immediately following the date of this 7% Note, the Company has the option to pre-pay the entire outstanding principal amount of this 7% Note by paying to the Holder an amount equal to one hundred and fifty percent (150%) of the principal and interest then outstanding. The Company’s obligations under this 7% Note will accelerate upon a bankruptcy event with respect to the Company or any subsidiary, any default in the Company’s payment obligations under this 7% Note, the Company’s failure to issue shares of its common stock in connection with a conversion of this 7% Note, the Company’s or any subsidiary’s breach of any provision of any agreement providing for indebtedness of the Company or such subsidiary in an amount exceeding $100,000, the common stock of the Company being suspended or delisted from trading on the Over the Counter Bulletin Board (the “Primary Market”) market and the OTCQB, the Company losing its status as “DTC Eligible” or the Company becoming late or delinquent in its filing requirements with the Securities and Exchange Commission. Upon any such acceleration of this 7% Note, the Company shall be obligated to pay an amount equal to the greater of (i) one hundred and twenty percent (120%) of the outstanding principal of this 7% Note (plus all accrued but unpaid interest) and (ii) the product of (a) the highest closing price for the Company’s common stock for the five (5) days on which the Primary Market is open for business immediately preceding such acceleration and (b) a fraction, the numerator of which is the outstanding principal of this 7% Note, and the denominator of which is the applicable conversion price as of the date of determination.

During July 2014, the Company reached settlement agreements with the holders of the 7% Convertible Notes Payable and the Company is not in default under any of our convertible notes payable. We continue to accrue interest at the interest rate in the settlement agreements.

Due to the “reset” clause in these 7% Notes relating to the conversion price, the Company determined that the conversion feature is considered a beneficial conversion feature and created a derivative. On the date of issuance of the $850,000 of 7% convertible notes, the Company calculated the value of the derivative liability using the weighted-average Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions; (i) dividend yield of 0%; (ii) expected volatility of 25.09%; (iii) risk free rate of 0.23%, (iv) expected term of 1 year, (v) market value share price of $0.063, and (vi) per share conversion price of $0.025. Based upon this model, the Company determined an initial derivative liability value of $1,292,000, which it recorded as a derivative liability as of the date of issuance while also recording a $442,000 non-cash interest expense and an $850,000 debt discount on its balance sheet in relation to the bifurcation of the embedded conversion options  of these notes.

On December 20, 2013, the Company issued 7% Convertible Notes for $1,000,000, including $500,000 each from Logic Works and China West III Investments LLC. As previously stated, due to the “reset” clause in these 7% Notes relating to the conversion price, the Company has determined that the conversion feature is considered a beneficial conversion feature and thereby creates a derivative. On the date of issuance of the $1,000,000 of 7% convertible notes, the Company calculated the value of the derivative liability using the weighted-average Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions; (i) dividend yield of 0%; (ii) expected volatility of 45.04%; (iii) risk free rate of 0.02%, (iv) expected term of 1 year, (v) market value share price of $0.14, and (vi) per share conversion price of $0.025. Based upon this model, the Company determined an initial derivative liability value of $4,600,000, which it recorded as a derivative liability as of the date of issuance while also recording a $3,600,000 non-cash interest expense and an $1,000,000 debt discount on its balance sheet in relation to the bifurcation of the embedded conversion options of these notes.

At December 31, 2013, the outstanding principal balance on these 7% convertible notes was $1,850,000, the accrued and unpaid interest totaled $15,668, and the related debt discount totaled $1,698,292, for a net value of $167,376.

On March 7, 2014, the Company issued 2,000,000 shares of its common stock to Adam Liebross related to the conversion of $50,000 of principal at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable. Upon the conversion of the $50,000, the Company recorded $39,583 of non-cash interest expense to fully amortize the remaining portion of the debt discount related to the $50,000 of principal.

On March 18, 2014, the Company issued 22,727,668 shares of its common stock to Adam Liebross (8,300,260 shares), Myli Burger Holdings LLC (4,122,248 shares) and Europa International Inc. (10,304,800 shares) related to the total conversion of $550,000 of principal and $18,192 of accrued and interest at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable. Upon the conversion of the $550,000, the Company recorded $435,412 of non-cash interest expense to fully amortize the remaining portion of the debt discount related to the $550,000 of principal.

On April 9, 2014, the Company issued 5,347,032 shares of its common stock to Forglen LLC related to the conversion of  $125,000 of principal and $8,676 of accrued interest at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable. Upon the conversion of the $125,000, the Company recorded $197,915 of non-cash interest expense to fully amortize the remaining portion of the debt discount related to the $125,000 of principal. On July 14, 2014, the Board of Directors approved a Settlement Agreement and Waiver of Default dated June 19, 2014 with Forglen related to the 7% Convertible Note. The Company cancelled the April 9, 2014 conversion as a result of the SEC suspension in the trading of the Company’s securities. The Company recorded a non-cash interest credit $67,703 to record this transaction.

On April 9, 2014, the Company issued 5,347,032 shares of its common stock to Forglen LLC related to the conversion of  $125,000 of principal and $8,676 of accrued interest at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable. On July 14, 2014, the Board of Directors approved a Settlement Agreement and Waiver of Default dated June 19, 2014 with Forglen related to the 7% Convertible Note. The Company cancelled the April 9, 2014 conversion as a result of the SEC suspension in the trading of the Company’s securities and Forglen has $250,000 of principal and interest outstanding on his note payable.

On June 4, 2014, the Company issued 20,640,548 shares of the Company’s common stock to China West III Investments LLC related to the conversion of $500,000 of principal and $16,014 of accrued interest at a per share conversion price of $0.033 of the Company’s 7% Convertible Notes Payable. Upon the conversion of the $500,000, the Company recorded $363,640 of non-cash interest expense to fully amortize the remaining portion of the debt discount related to the $500,000 of principal.

On July 31, 2014, Logic Works, a Holder of the Company’s 7% Convertible Notes Payable, converted $250,000 of principal into 35,714,286 shares of the Company’s common stock at a per share conversion price of $0.007. Upon the conversion of the $250,000, the Company recorded $181,820 of non-cash interest expense to fully amortize the remaining portion of the debt discount related to the $250,000 of principal. The principal balance due to Logic Works as of December 31, 2014 is $250,000 is due September 30, 2015.  The current annual rate of interest is 24% per annum. The conversion price is $0.007 per share.

During the year ended December 31, 2014, the Company recorded interest expense of $136,980 and $1,502,260 of non-cash interest expense related to the amortization of the debt discount associated with these 7% convertible notes, respectively. As of March 31, 2015, the outstanding principal on these 7% convertible notes was $500,000, accrued interest was $118,441, and unamortized debt discount was $196,032, which results in a net amount of $422,409.

12% Senior Secured Convertible Notes Payable

On June 7, 2013, the Company issued $800,000 of 12% Senior Secured Convertible Notes to the former owners of RMH/EGC. These 12% Convertible Notes have a two year term, with the expiration date of June 8, 2015. The 12% Convertible Notes are secured by substantially all of the Company’s assets.  Interest accrues daily on the outstanding principal amount at an annual rate of 12%. The holders of the 12% Convertible Notes can, at their sole discretion, convert any or all of the outstanding principal and accrued and unpaid interest into shares of the Company’s common stock. The conversion price was $0.035 per share, which was subject to adjustment in the event of any stock splits, stock dividends, and similar events. In the event of a default by the Company, the outstanding principal amount of these 12% Convertible Notes, plus accrued interest, liquidated damages and other amounts owing in respect thereof through the date of acceleration, shall become, at the holder’s sole discretion, immediately due and payable in cash. In addition, in the event of a default, the rate of interest will increase to 18% and will be calculated in the same manner described above.

At December 31, 2013, the outstanding principal balance on these 12% convertible notes was $408,000 with accrued interest totaling $27,608, for a total amount owed of $435,608. On the date these notes were issued, it was determined that there was a beneficial conversion feature valued at $0.005 per share, or $114,285 in the aggregate, which was recorded as a debt discount. As of December 31, 2013, the unamortized debt discount related to these 12% convertible notes was $41,825.

On January 31, 2014, the Company issued 12,562,518 shares of its common stock related to the conversion of $408,000 of principal and $31,688 of accrued interest at a per share conversion price of $0.035 of the Company’s 12% Senior Secured Convertible Notes Payable. During the three month period ended March 31, 2014, the Company recorded $4,080 of interest expense and $41,825 of non-cash interest expense related to the amortization of the $41,285 of debt discount. As of March 31, 2014, these 12% convertible notes had been satisfied in full and all related debt discount had been fully amortized as non-cash interest expense.